Risk/Return Detail Data - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Freedom® Index 2030 Fund /Institutional Premium, Premier
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Freedom® Index 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Portfolio Turnover, Rate	12.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index. Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund, approximately 10 to 19 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's asset allocations from time to time when in the interests of shareholders. The asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. Using an asset allocation among underlying Fidelity® funds and futures as of April 1, 2024, of approximately: U.S. Equity Funds 36% International Equity Funds 24% International Bond Funds 5% U.S. Investment Grade Bond Funds 26% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 5% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. The allocation percentages may not add to 100% due to rounding. Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the asset allocation of a fund matches Fidelity Freedom ® Index Income Fund's asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom ® Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom ® Index Income Fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	4.28%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	14.12%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.86%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Premium Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Risk/Return:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
1 year	$ 8
3 years	26
5 years	45
10 years	$ 103
Annual Return, Inception Date	Jun. 24, 2015
2016	8.70%
2017	18.03%
2018	(5.43%)
2019	22.18%
2020	14.36%
2021	10.94%
2022	(16.83%)
2023	15.16%
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | Fidelity Freedom Index 2030 Fund - Premier Class
Risk/Return:
Management fee	0.05%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%	[1]
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64
Annual Return, Inception Date	Jun. 24, 2020
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | Return Before Taxes | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.16%
Past 5 years	8.22%
Since Inception	6.46%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | Return Before Taxes | Fidelity Freedom Index 2030 Fund - Premier Class
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.13%
Since Inception	6.50%	[3]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	14.30%
Past 5 years	6.76%
Since Inception	5.32%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | After Taxes on Distributions and Sales | Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	9.18%
Past 5 years	6.13%
Since Inception	4.83%	[2]
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2030 Fund | F1905
Risk/Return:
Label	Fidelity Freedom Index 2030 Composite Index℠
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.56%

[1]	A Adjusted to reflect current fees.
[2]	A From June 24, 2015 .
[3]	B From June 24, 2020 .